Air traffic liability	12 Months Ended
Dec. 31, 2017
Air traffic liability
Air traffic liability	18.Air traffic liability Air traffic liability is comprised of the following:
	December 31,
	2017	2016

Advance ticket sales	887.0	640.5
TudoAzul program	400.4	308.9

	1,287.4	949.4